UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:     (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     February 02, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $302,157 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      215      666 SH       SOLE                        0        0      666
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      361      300 SH       SOLE                        0        0      300
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      658     8215 SH       SOLE                        0        0     8215
EQUITY RESIDENTIAL             SH BEN INT       29476L107      260     5014 SH       SOLE                        0        0     5014
EXXON MOBIL CORP               COM              30231G102      301     4113 SH       SOLE                        0        0     4113
ISHARES TR                     S&P 500 INDEX    464287200    70686   559887 SH       SOLE                        0        0   559887
ISHARES TR                     DJ US REAL EST   464287739     6960   124382 SH       SOLE                        0        0   124382
ISHARES TR                     BARCLYS TIPS BD  464287176     3512    32664 SH       SOLE                        0        0    32664
ISHARES TR                     MSCI EAFE IDX    464287465    26832   460877 SH       SOLE                        0        0   460877
ISHARES TR                     MSCI EMERG MKT   464287234     6588   138274 SH       SOLE                        0        0   138274
ISHARES TR                     RUSSELL 1000     464287622    41338   591722 SH       SOLE                        0        0   591722
ISHARES TR                     RUSSELL 2000     464287655     8724   111504 SH       SOLE                        0        0   111504
ISHARES TR                     RUSSELL 3000     464287689      587     7837 SH       SOLE                        0        0     7837
ISHARES TR                     RUSSELL MCP VL   464287473      207     4590 SH       SOLE                        0        0     4590
ISHARES TR                     S&P EURO PLUS    464287861      244     6215 SH       SOLE                        0        0     6215
ISHARES TR                     S&P DEV EX-US    464288422     3517   102704 SH       SOLE                        0        0   102704
ISHARES TR                     RSSL MCRCP IDX   464288869    11085   221215 SH       SOLE                        0        0   221215
PUBLIC STORAGE                 COM              74460D109      260     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      409     4107 SH       SOLE                        0        0     4107
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    20536   527519 SH       SOLE                        0        0   527519
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1917    15246 SH       SOLE                        0        0    15246
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      323     1962 SH       SOLE                        0        0     1962
VANGUARD INDEX FDS             VALUE ETF        922908744      327     6124 SH       SOLE                        0        0     6124
VANGUARD INDEX FDS             REIT ETF         922908553    34580   624523 SH       SOLE                        0        0   624523
VANGUARD INDEX FDS             SMALL CP ETF     922908751     2993    41206 SH       SOLE                        0        0    41206
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     9510   197533 SH       SOLE                        0        0   197533
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    49227  1361732 SH       SOLE                        0        0  1361732